Assets sold under agreements to repurchase (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Fed Funds Purchased And Assets Sold Under Agreements To Repurchase Table [Text Block]
(Dollars in thousands)	2011	2010	2009
Assets sold under agreements to repurchase	$2,141,097	$2,412,550	$2,632,790
Maximum aggregate balance outstanding at any month-end	$2,822,308	$2,672,553	$3,938,845
Average monthly aggregate balance outstanding	$2,480,490	$2,356,100	$2,844,975
Weighted average interest rate:
For the year	2.20%	2.55%	2.45%
At December 31	2.57%	2.34%	2.42%

Schedule of Repurchase Agreements [Table Text Block]
	2011				2010
		Carrying	Market	Weighted		Carrying	Market	Weighted
	Repurchase	value of	value of	average	Repurchase	value of	value of	average
(Dollars in thousands)	liability	collateral	collateral	interest rate	liability	collateral	collateral	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$121,004	$126,317	$126,317	0.37%	$205,320	$216,530	$216,530	0.37%
After 90 days	348,100	393,998	393,998	3.55	373,333	426,664	426,664	4.22
Total obligations of U.S. government
sponsored entities	469,104	520,315	520,315	2.73	578,653	643,194	643,194	2.85
Mortgage-backed securities
Within 30 days	39,148	43,009	43,009	0.46	84,345	90,434	90,434	0.33
After 30 to 90 days	6,369	7,011	7,011	4.37	32,261	32,415	32,415	5.29
After 90 days	633,930	628,243	628,243	3.99	561,790	644,943	644,943	4.40
Total mortgage-backed securities	679,447	678,263	678,263	3.79	678,396	767,792	767,792	3.94
Collateralized mortgage obligations
Within 30 days	194,958	240,675	240,675	0.59	280,951	329,634	329,634	0.38
After 30 to 90 days	43,704	47,388	47,388	4.37	89,561	103,398	103,398	0.38
After 90 days	130,003	291,096	291,096	3.52	173,840	244,078	244,078	4.26
Total collateralized mortgage
obligations	368,665	579,159	579,159	2.08	544,352	677,110	677,110	1.62
Total	$1,517,216	$1,777,737	$1,777,737	3.05%	$1,801,401	$2,088,096	$2,088,096	2.89%